Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	12 Months Ended
	May 31, 2011	May 31, 2010
Consolidated Balance Sheets
Accounts receivable, allowance	$ 60	$ 69
Accounts payable, consolidated VIE without recourse	9,416	11,001
Accrued expenses and other current liabilities, consolidated VIE without recourse	67,971	40,904
Income taxes payable, consolidated VIE without recourse	7,050	5,640
Amounts due to related parties, consolidated VIE without recourse		14
Deferred revenue, consolidated VIE without recourse	192,481	106,619
Deferred tax liabilities, noncurrent without recourse	$ 1,081	$ 137
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	155,379,387
Common stock, shares outstanding	158,379,387	155,379,387